SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 13 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment provides authentication services to financial and other institutions, predominantly in Europe and the United States of America.

All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport Security
		and Other
	Corporate	Aviation Services	Authentication Technology	Total
Six months ended June 30, 2021:
Revenue	$-	$114,001	$40,418	$154,419
Depreciation and amortization	37	698	250	985
Net income (loss)	(760)	9,241	20,460	28,941
Total assets	$10,739	$107,368	$66,067	$184,174

Six months ended June 30, 2020:
Revenue	$-	$113,840	$12,286	$126,126
Depreciation and amortization	41	670	318	1,029
Net income (loss)	(1,345)	(10,130)	1,377	(10,098)
Total assets	$16,144	$60,077	$37,206	$113,427

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Six months ended June 30,
	2021	2020
Germany	$56,026	$59,779
Netherlands	22,698	30,461
United States of America	44,457	22,583
Other	31,238	13,303
Total	$154,419	$126,126

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,	December 31,
	2021	2020
Germany	$427	$449
Netherlands	814	598
United States of America	247	305
Other	3,639	4,173
Total	$5,127	$5,525